7. MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities Tables Abstract
Schedule of marketable securities
			Average interest rate (p.a.)
	WATM (1)	Currency		12.31.18	12.31.17
Fair value through other comprehensive income
Credit linked note (a)	1.08	US$	3.85%	16.4	15.4
Stocks (b)	-	R$ and HKD	-	139.4	328.8
				155.8	344.2
Fair value through profit and loss
Financial treasury bills (c)	5.31	R$	6.40%	295.7	166.3
Fundo de Investimentos - FIDC (d)	4.96	R$	-	14.7	-
Investment funds	-	ARS	-	-	29.7
				310.4	196.0
Amortized cost
Sovereign bonds and others (c)	3.36	AOA and R$	3.82% to 6.40%	331.4	257.0
				797.6	797.2

Current				507.0	228.4
Non-current (2)				290.6	568.8

		Quantity of shares		Share value		Total
Entities	Ticker	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Minerva	BEEF3	15,204,100	26,000,000	4.99	10.65	75.9	276.9
Cofco Meat	1610	77,583,000	77,583,000	HKD1,45 / R$0,72	HKD1,58 / R$0,67	HKD112,5 / R$55,6	HKD122,6 / R$51,9
Eletrobras	ELET6	275,039	0	28.17	-	7.7	-
Engie Brasil	EGIE3	5,055	0	33.02	-	0.2	-